UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03916

Name of Registrant:	Vanguard Specialized Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2025—January 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Dividend Growth Fund Investor Shares - VDIGX

Energy Fund Investor Shares - VGENX

Energy Fund Admiral™ Shares - VGELX

Health Care Fund Investor Shares - VGHCX

Health Care Fund Admiral™ Shares - VGHAX

Dividend Appreciation Index Fund ETF Shares - VIG

Dividend Appreciation Index Fund Admiral™ Shares - VDADX

Vanguard Dividend Growth Fund

Investor Shares (VDIGX)

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Dividend Growth Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund underperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  Eight of 11 industry sectors detracted from relative performance. Information technology hurt results the most due to weak stock selection, while health care and financials also weighed heavily. Strong selection in communication services added value, but the sector’s modest weighting muted its impact on the Fund’s overall performance.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2016, Through January 31, 2026

Initial Investment of $10,000

Table Summary
	Investor Shares	Dividend Growth Spliced Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,644	$10,722	$10,765
2016	$11,065	$11,335	$11,417
2016	$10,615	$11,005	$11,215
2017	$11,206	$11,667	$12,172
2017	$11,861	$12,376	$12,764
2017	$12,328	$12,702	$13,258
2017	$12,553	$13,227	$13,901
2018	$13,856	$14,723	$15,235
2018	$13,241	$13,816	$14,431
2018	$14,018	$14,765	$15,436
2018	$13,805	$14,454	$14,813
2019	$14,082	$14,600	$14,881
2019	$15,546	$16,030	$16,247
2019	$16,307	$16,662	$16,502
2019	$16,476	$17,008	$16,797
2020	$17,368	$17,918	$17,913
2020	$15,604	$16,317	$16,055
2020	$16,937	$17,776	$18,284
2020	$17,126	$18,238	$18,475
2021	$18,589	$19,995	$21,593
2021	$21,238	$22,384	$24,245
2021	$22,348	$23,479	$25,402
2021	$23,082	$24,267	$26,617
2022	$23,359	$24,149	$25,587
2022	$22,873	$22,956	$23,429
2022	$22,743	$22,959	$23,425
2022	$22,405	$22,381	$22,107
2023	$23,181	$23,681	$23,433
2023	$23,571	$24,001	$23,728
2023	$24,080	$25,447	$26,381
2023	$22,582	$23,554	$23,963
2024	$25,294	$26,694	$27,919
2024	$25,463	$27,204	$29,048
2024	$26,973	$29,648	$31,949
2024	$27,450	$30,515	$33,068
2025	$27,873	$31,871	$35,256
2025	$26,716	$30,261	$32,317
2025	$27,793	$32,750	$36,974
2025	$28,723	$34,654	$39,980
2026	$29,708	$35,926	$40,665

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Investor Shares	6.58%	9.83%	11.50%
Dividend Growth Spliced Index	12.72%	12.43%	13.64%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$40,339
Number of Portfolio Holdings	55
Portfolio Turnover Rate	40%
Total Investment Advisory Fees (in thousands)	$26,394

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communication Services	3.6%
Consumer Discretionary	11.4%
Consumer Staples	8.2%
Financials	17.6%
Health Care	16.8%
Industrials	14.5%
Information Technology	23.3%
Materials	2.7%
Other Assets and Liabilities—Net	1.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR57

Vanguard Energy Fund

Investor Shares (VGENX)

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$51	0.45%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  The Fund’s stock selection in multi-utilities contributed the most to relative performance. An overweight allocation to semiconductors and an underweight to independent power producers & energy traders also added to results. On the other hand, oil & gas exploration & production detracted the most.

  Regionally, Europe boosted relative performance, while North America and emerging markets detracted.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2016, Through January 31, 2026

Initial Investment of $10,000

Table Summary
	Investor Shares	Spliced Energy Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$12,053	$11,847	$10,765
2016	$12,177	$11,807	$11,417
2016	$12,439	$12,114	$11,215
2017	$13,273	$12,854	$12,172
2017	$12,622	$12,403	$12,764
2017	$12,569	$12,485	$13,258
2017	$13,222	$13,276	$13,901
2018	$14,434	$14,619	$15,235
2018	$14,754	$14,631	$14,431
2018	$15,131	$15,214	$15,436
2018	$13,434	$13,830	$14,813
2019	$12,777	$13,448	$14,881
2019	$13,490	$13,944	$16,247
2019	$12,684	$13,381	$16,502
2019	$12,219	$12,963	$16,797
2020	$11,940	$12,509	$17,913
2020	$8,641	$8,923	$16,055
2020	$8,879	$8,902	$18,284
2020	$7,547	$7,525	$18,475
2021	$9,128	$8,976	$21,593
2021	$10,196	$9,914	$24,245
2021	$10,341	$10,024	$25,402
2021	$11,482	$10,971	$26,617
2022	$12,445	$11,676	$25,587
2022	$12,892	$12,132	$23,429
2022	$13,335	$12,314	$23,425
2022	$13,841	$12,507	$22,107
2023	$14,525	$13,063	$23,433
2023	$14,639	$13,001	$23,728
2023	$15,159	$13,209	$26,381
2023	$15,034	$12,669	$23,963
2024	$15,107	$13,078	$27,919
2024	$16,782	$14,216	$29,048
2024	$17,482	$14,664	$31,949
2024	$17,569	$14,566	$33,068
2025	$17,561	$14,294	$35,256
2025	$18,039	$14,402	$32,317
2025	$19,275	$15,537	$36,974
2025	$20,385	$16,265	$39,980
2026	$22,408	$17,804	$40,665

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Investor Shares	27.60%	19.67%	8.40%
Spliced Energy Index	24.55%	14.68%	5.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$6,631
Number of Portfolio Holdings	43
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$11,886

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Asia	3.2%
Europe	32.8%
North America	61.9%
South America	1.0%
Other Assets and Liabilities—Net	1.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR51

Vanguard Energy Fund

Admiral™ Shares (VGELX)

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$42	0.37%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  The Fund’s stock selection in multi-utilities contributed the most to relative performance. An overweight allocation to semiconductors and an underweight to independent power producers & energy traders also added to results. On the other hand, oil & gas exploration & production detracted the most.

  Regionally, Europe boosted relative performance, while North America and emerging markets detracted.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2016, Through January 31, 2026

Initial Investment of $50,000

Table Summary
	Admiral Shares	Spliced Energy Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$50,000	$50,000	$50,000
2016	$60,277	$59,233	$53,827
2016	$60,903	$59,034	$57,084
2016	$62,235	$60,571	$56,073
2017	$66,417	$64,271	$60,862
2017	$63,168	$62,014	$63,818
2017	$62,920	$62,427	$66,290
2017	$66,199	$66,380	$69,507
2018	$72,286	$73,095	$76,175
2018	$73,907	$73,155	$72,156
2018	$75,808	$76,069	$77,182
2018	$67,322	$69,152	$74,067
2019	$64,047	$67,241	$74,404
2019	$67,631	$69,721	$81,235
2019	$63,600	$66,906	$82,511
2019	$61,288	$64,816	$83,987
2020	$59,883	$62,547	$89,564
2020	$43,352	$44,614	$80,274
2020	$44,549	$44,512	$91,422
2020	$37,875	$37,626	$92,375
2021	$45,825	$44,881	$107,965
2021	$51,195	$49,568	$121,223
2021	$51,929	$50,122	$127,008
2021	$57,682	$54,857	$133,086
2022	$62,519	$58,381	$127,935
2022	$64,778	$60,660	$117,147
2022	$67,030	$61,570	$117,125
2022	$69,580	$62,535	$110,536
2023	$73,039	$65,316	$117,165
2023	$73,612	$65,005	$118,641
2023	$76,242	$66,047	$131,906
2023	$75,629	$63,345	$119,815
2024	$76,024	$65,390	$139,596
2024	$84,468	$71,081	$145,242
2024	$88,022	$73,318	$159,745
2024	$88,468	$72,828	$165,337
2025	$88,438	$71,471	$176,278
2025	$90,858	$72,010	$161,587
2025	$97,114	$77,687	$184,871
2025	$102,717	$81,323	$199,899
2026	$112,936	$89,019	$203,323

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	27.70%	19.77%	8.49%
Spliced Energy Index	24.55%	14.68%	5.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$6,631
Number of Portfolio Holdings	43
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$11,886

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Asia	3.2%
Europe	32.8%
North America	61.9%
South America	1.0%
Other Assets and Liabilities—Net	1.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR551

Vanguard Health Care Fund

Investor Shares (VGHCX)

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$35	0.33%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  Eight of the Fund’s 10 subsectors outperformed those of its benchmark. Health care equipment and biotechnology contributed the most to relative performance because of differences in allocation weights and stock selection. Stock selection in pharmaceuticals was also a top contributor.

  The largest detractors were stock selection in health care facilities and an overweight allocation to the poorly performing managed health care subsector.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2016, Through January 31, 2026

Initial Investment of $10,000

Table Summary
	Investor Shares	MSCI All Country World Index Health Care Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,275	$10,448	$10,765
2016	$11,100	$11,160	$11,417
2016	$9,814	$9,964	$11,215
2017	$10,271	$10,327	$12,172
2017	$11,188	$11,153	$12,764
2017	$11,848	$11,711	$13,258
2017	$11,688	$11,855	$13,901
2018	$12,560	$12,832	$15,235
2018	$11,698	$12,117	$14,431
2018	$12,837	$13,029	$15,436
2018	$12,557	$12,736	$14,813
2019	$12,906	$12,983	$14,881
2019	$12,559	$13,010	$16,247
2019	$12,949	$13,354	$16,502
2019	$13,585	$14,009	$16,797
2020	$14,604	$14,931	$17,913
2020	$14,737	$14,982	$16,055
2020	$15,939	$16,136	$18,284
2020	$15,228	$15,443	$18,475
2021	$16,964	$17,580	$21,593
2021	$17,266	$18,172	$24,245
2021	$18,605	$19,678	$25,402
2021	$18,769	$19,855	$26,617
2022	$17,724	$18,891	$25,587
2022	$17,698	$18,733	$23,429
2022	$18,181	$18,824	$23,425
2022	$18,230	$18,345	$22,107
2023	$18,889	$19,104	$23,433
2023	$19,592	$19,517	$23,728
2023	$19,611	$19,566	$26,381
2023	$17,927	$18,023	$23,963
2024	$20,102	$20,334	$27,919
2024	$20,362	$20,449	$29,048
2024	$22,230	$22,078	$31,949
2024	$21,175	$21,562	$33,068
2025	$20,697	$21,322	$35,256
2025	$19,700	$20,718	$32,317
2025	$18,570	$19,800	$36,974
2025	$21,286	$21,574	$39,980
2026	$23,055	$23,308	$40,665

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Investor Shares	11.39%	6.33%	8.71%
MSCI All Country World Index Health Care Index	9.31%	5.80%	8.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$39,264
Number of Portfolio Holdings	101
Portfolio Turnover Rate	47%
Total Investment Advisory Fees (in thousands)	$52,431

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Asia	6.0%
Europe	20.0%
North America	71.5%
Other Assets and Liabilities—Net	2.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR52

Vanguard Health Care Fund

Admiral™ Shares (VGHAX)

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$29	0.27%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  Eight of the Fund’s 10 subsectors outperformed those of its benchmark. Health care equipment and biotechnology contributed the most to relative performance because of differences in allocation weights and stock selection. Stock selection in pharmaceuticals was also a top contributor.

  The largest detractors were stock selection in health care facilities and an overweight allocation to the poorly performing managed health care subsector.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2016, Through January 31, 2026

Initial Investment of $50,000

Table Summary
	Admiral Shares	MSCI All Country World Index Health Care Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$50,000	$50,000	$50,000
2016	$51,383	$52,240	$53,827
2016	$55,513	$55,798	$57,084
2016	$49,088	$49,819	$56,073
2017	$51,382	$51,634	$60,862
2017	$55,976	$55,765	$63,818
2017	$59,287	$58,557	$66,290
2017	$58,489	$59,275	$69,507
2018	$62,864	$64,158	$76,175
2018	$58,557	$60,585	$72,156
2018	$64,270	$65,144	$77,182
2018	$62,876	$63,679	$74,067
2019	$64,628	$64,915	$74,404
2019	$62,894	$65,049	$81,235
2019	$64,856	$66,769	$82,511
2019	$68,054	$70,045	$83,987
2020	$73,169	$74,657	$89,564
2020	$73,846	$74,911	$80,274
2020	$79,875	$80,682	$91,422
2020	$76,324	$77,217	$92,375
2021	$85,030	$87,901	$107,965
2021	$86,560	$90,861	$121,223
2021	$93,278	$98,391	$127,008
2021	$94,112	$99,276	$133,086
2022	$88,883	$94,455	$127,935
2022	$88,772	$93,666	$117,147
2022	$91,200	$94,120	$117,125
2022	$91,459	$91,723	$110,536
2023	$94,775	$95,522	$117,165
2023	$98,318	$97,583	$118,641
2023	$98,427	$97,832	$131,906
2023	$89,980	$90,116	$119,815
2024	$100,920	$101,669	$139,596
2024	$102,235	$102,247	$145,242
2024	$111,623	$110,388	$159,745
2024	$106,339	$107,809	$165,337
2025	$103,955	$106,612	$176,278
2025	$98,961	$103,589	$161,587
2025	$93,297	$99,001	$184,871
2025	$106,965	$107,869	$199,899
2026	$115,867	$116,541	$203,323

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	11.46%	6.38%	8.77%
MSCI All Country World Index Health Care Index	9.31%	5.80%	8.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$39,264
Number of Portfolio Holdings	101
Portfolio Turnover Rate	47%
Total Investment Advisory Fees (in thousands)	$52,431

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Asia	6.0%
Europe	20.0%
North America	71.5%
Other Assets and Liabilities—Net	2.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR552

Vanguard Dividend Appreciation Index Fund

ETF Shares (VIG) NYSE Arca

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund performed in line with its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  Eight of 10 industry sectors contributed positively to the benchmark’s return, reflecting broad-based strength. Information technology and financials contributed the most, while industrials, health care, energy, and consumer staples also added meaningful support. Consumer discretionary and communication services modestly detracted.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2016, Through January 31, 2026

Initial Investment of $10,000

Table Summary
	ETF Shares Net Asset Value	Spliced S&P U.S. Dividend Growers Index TR	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,718	$10,722	$10,765
2016	$11,328	$11,335	$11,417
2016	$10,998	$11,005	$11,215
2017	$11,659	$11,667	$12,172
2017	$12,366	$12,376	$12,764
2017	$12,690	$12,702	$13,258
2017	$13,212	$13,227	$13,901
2018	$14,702	$14,723	$15,235
2018	$13,795	$13,816	$14,431
2018	$14,742	$14,765	$15,436
2018	$14,429	$14,454	$14,813
2019	$14,574	$14,600	$14,881
2019	$16,001	$16,030	$16,247
2019	$16,630	$16,662	$16,502
2019	$16,973	$17,008	$16,797
2020	$17,880	$17,918	$17,913
2020	$16,279	$16,317	$16,055
2020	$17,717	$17,776	$18,284
2020	$18,175	$18,238	$18,475
2021	$19,924	$19,995	$21,593
2021	$22,301	$22,384	$24,245
2021	$23,388	$23,479	$25,402
2021	$24,173	$24,267	$26,617
2022	$24,050	$24,149	$25,587
2022	$22,858	$22,956	$23,429
2022	$22,856	$22,959	$23,425
2022	$22,274	$22,381	$22,107
2023	$23,563	$23,681	$23,433
2023	$23,877	$24,001	$23,728
2023	$25,314	$25,447	$26,381
2023	$23,428	$23,554	$23,963
2024	$26,546	$26,694	$27,919
2024	$27,051	$27,204	$29,048
2024	$29,478	$29,648	$31,949
2024	$30,335	$30,515	$33,068
2025	$31,679	$31,871	$35,256
2025	$30,072	$30,261	$32,317
2025	$32,544	$32,750	$36,974
2025	$34,432	$34,654	$39,980
2026	$35,690	$35,926	$40,665

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	12.66%	12.37%	13.57%
ETF Shares Market Price	12.69%	12.38%	13.57%
Spliced S&P U.S. Dividend Growers Index TR	12.72%	12.43%	13.64%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$121,514
Number of Portfolio Holdings	347
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$2,256

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communication Services	0.5%
Consumer Discretionary	5.0%
Consumer Staples	10.0%
Energy	3.1%
Financials	21.1%
Health Care	16.3%
Industrials	11.6%
Information Technology	25.9%
Materials	3.2%
Utilities	2.7%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks.

During the reporting period, the expense ratio for the ETF Share class was reduced. Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was further reduced.

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR920

Vanguard Dividend Appreciation Index Fund

Admiral™ Shares (VDADX)

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund performed in line with its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  Eight of 10 industry sectors contributed positively to the benchmark’s return, reflecting broad-based strength. Information technology and financials contributed the most, while industrials, health care, energy, and consumer staples also added meaningful support. Consumer discretionary and communication services modestly detracted.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2016, Through January 31, 2026

Initial Investment of $10,000

Table Summary
	Admiral Shares	Spliced S&P U.S. Dividend Growers Index TR	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,718	$10,722	$10,765
2016	$11,326	$11,335	$11,417
2016	$10,994	$11,005	$11,215
2017	$11,658	$11,667	$12,172
2017	$12,366	$12,376	$12,764
2017	$12,689	$12,702	$13,258
2017	$13,210	$13,227	$13,901
2018	$14,702	$14,723	$15,235
2018	$13,796	$13,816	$14,431
2018	$14,742	$14,765	$15,436
2018	$14,428	$14,454	$14,813
2019	$14,571	$14,600	$14,881
2019	$15,995	$16,030	$16,247
2019	$16,623	$16,662	$16,502
2019	$16,966	$17,008	$16,797
2020	$17,872	$17,918	$17,913
2020	$16,273	$16,317	$16,055
2020	$17,711	$17,776	$18,284
2020	$18,165	$18,238	$18,475
2021	$19,915	$19,995	$21,593
2021	$22,290	$22,384	$24,245
2021	$23,376	$23,479	$25,402
2021	$24,156	$24,267	$26,617
2022	$24,033	$24,149	$25,587
2022	$22,840	$22,956	$23,429
2022	$22,838	$22,959	$23,425
2022	$22,259	$22,381	$22,107
2023	$23,547	$23,681	$23,433
2023	$23,860	$24,001	$23,728
2023	$25,292	$25,447	$26,381
2023	$23,411	$23,554	$23,963
2024	$26,523	$26,694	$27,919
2024	$27,027	$27,204	$29,048
2024	$29,451	$29,648	$31,949
2024	$30,303	$30,515	$33,068
2025	$31,647	$31,871	$35,256
2025	$30,042	$30,261	$32,317
2025	$32,507	$32,750	$36,974
2025	$34,389	$34,654	$39,980
2026	$35,645	$35,926	$40,665

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	12.63%	12.35%	13.55%
Spliced S&P U.S. Dividend Growers Index TR	12.72%	12.43%	13.64%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$121,514
Number of Portfolio Holdings	347
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$2,256

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communication Services	0.5%
Consumer Discretionary	5.0%
Consumer Staples	10.0%
Energy	3.1%
Financials	21.1%
Health Care	16.3%
Industrials	11.6%
Information Technology	25.9%
Materials	3.2%
Utilities	2.7%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks.

During the reporting period, the expense ratio for the Admiral Share class was reduced.

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5702

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended January 31, 2026	Fiscal Year Ended January 31, 2025
(a) Audit Fees.	$232,000	$231,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$232,000	$231,000

(e)         (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)           For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)          Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended January 31, 2026	Fiscal Year Ended January 31, 2025
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,960,022	$3,664,500
Tax Fees.	$1,772,928	$1,898,992
All Other Fees.	$25,000	$25,000
Total.	$5,757,950	$5,588,492

(h)          For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended January 31, 2026
Vanguard Dividend Growth Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	11
Tax information	12

Dividend Growth Fund
Financial Statements
Schedule of Investments
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (98.1%)
Communication Services (3.6%)
Alphabet Inc. Class A	2,914,798	985,202
Meta Platforms Inc. Class A	658,777	472,013
		1,457,215
Consumer Discretionary (11.4%)
Home Depot Inc.	3,030,322	1,135,128
NIKE Inc. Class B	17,195,331	1,062,844
McDonald's Corp.	2,981,416	939,146
TJX Cos. Inc.	6,098,428	913,606
Marriott International Inc. Class A	1,792,868	565,291
		4,616,015
Consumer Staples (8.2%)
Procter & Gamble Co.	5,152,314	781,967
Coca-Cola Co.	9,921,310	742,213
PepsiCo Inc.	3,229,382	496,130
Colgate-Palmolive Co.	5,107,109	461,121
Kroger Co.	6,678,181	419,723
Walmart Inc.	1,842,302	219,492
Diageo plc	8,140,603	187,318
		3,307,964
Financials (17.6%)
Mastercard Inc. Class A	2,680,578	1,444,269
Visa Inc. Class A	3,864,367	1,243,669
Chubb Ltd.	3,256,611	1,008,117
American Express Co.	2,562,336	902,378
S&P Global Inc.	1,669,413	881,099
Wells Fargo & Co.	9,415,331	851,993
Marsh & McLennan Cos. Inc.	4,175,515	785,790
		7,117,315
Health Care (16.8%)
Eli Lilly & Co.	1,658,839	1,720,465
Danaher Corp.	4,259,581	932,380
Stryker Corp.	2,519,320	931,040
Johnson & Johnson	3,465,453	787,524
Merck & Co. Inc.	6,731,846	742,320
Abbott Laboratories	5,295,066	578,751
Elevance Health Inc.	1,671,797	578,007
Zoetis Inc.	3,920,147	489,313
		6,759,800
Industrials (14.5%)
Northrop Grumman Corp.	1,899,668	1,315,064
Honeywell International Inc.	4,544,293	1,033,918
Automatic Data Processing Inc.	3,301,552	814,889
Caterpillar Inc.	975,212	641,065
Canadian National Railway Co.	6,413,560	616,981
Trane Technologies plc	1,366,564	574,749
AMETEK Inc.	1,965,228	440,172
Deere & Co.	810,782	428,093
		5,864,931
Information Technology (23.3%)
Broadcom Inc.	6,053,242	2,005,439
Microsoft Corp.	4,423,694	1,903,471
Texas Instruments Inc.	6,320,771	1,362,442
Apple Inc.	5,058,731	1,312,640
QUALCOMM Inc.	5,300,089	803,441
Accenture plc Class A	2,926,694	771,594
Amphenol Corp. Class A	4,539,535	654,056
1

Dividend Growth Fund
		Shares	Market Value• ($000)
	Intuit Inc.	1,163,434	580,460
			9,393,543
Materials (2.7%)
	Linde plc	2,345,109	1,071,645
Total Common Stocks (Cost $22,150,937)			39,588,428
Temporary Cash Investments (1.8%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 3.704%	262	26
		Face Amount ($000)
Repurchase Agreements (1.8%)
	Bank of America Securities, LLC 3.670%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $60,018, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 4/7/2026–11/15/2051, with a value of $61,200)	60,000	60,000
	Bank of America Securities, LLC 3.680%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $150,046, collateralized by U.S. Government Agency Obligations 3.500%, 12/1/2055, with a value of $153,000)	150,000	150,000
	Credit Agricole Securities 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $11,403, collateralized by U.S. Treasury Obligations 4.125%, 2/29/2032, with a value of $11,628)	11,400	11,400
	JP Morgan Securities, LLC 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $100,031, collateralized by U.S. Treasury Obligations 0.000%, 2/19/2026, with a value of $102,000)	100,000	100,000
	Natixis SA 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $131,540, collateralized by U.S. Treasury and Government Agency Obligations 0.125%–4.000%, 7/31/2026–11/15/2046, with a value of $134,130)	131,500	131,500
	NatWest Markets plc 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $18,906, collateralized by U.S. Treasury Obligations 3.375%, 9/15/2028, with a value of $19,278)	18,900	18,900
	Nomura International plc 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $165,050, collateralized by U.S. Treasury Obligations 0.000%–4.375%, 3/31/2026–8/15/2034, with a value of $168,300)	165,000	165,000
	Societe Generale 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $66,320, collateralized by U.S. Treasury Obligations 1.875%, 2/15/2051, with a value of $67,626)	66,300	66,300
			703,100
Total Temporary Cash Investments (Cost $703,126)			703,126
Total Investments (99.9%) (Cost $22,854,063)			40,291,554
Other Assets and Liabilities—Net (0.1%)			47,774
Net Assets (100%)			40,339,328
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Dividend Growth Fund
Statement of Assets and Liabilities
As of January 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $22,854,037)	40,291,528
Affiliated Issuers (Cost $26)	26
Total Investments in Securities	40,291,554
Investment in Vanguard	968
Cash	31
Foreign Currency, at Value (Cost $6)	6
Receivables for Investment Securities Sold	80,990
Receivables for Accrued Income	42,294
Receivables for Capital Shares Issued	4,564
Total Assets	40,420,407
Liabilities
Payables for Investment Securities Purchased	37,254
Payables to Investment Advisor	5,639
Payables for Capital Shares Redeemed	35,694
Payables to Vanguard	2,492
Total Liabilities	81,079
Net Assets	40,339,328
At January 31, 2026, net assets consisted of:

Paid-in Capital	20,450,391
Total Distributable Earnings (Loss)	19,888,937
Net Assets	40,339,328

Net Assets
Applicable to 1,216,462,258 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,339,328
Net Asset Value Per Share	$33.16

See accompanying Notes, which are an integral part of the Financial Statements.
3

Dividend Growth Fund
Statement of Operations

Year Ended January 31, 2026
($000)
Investment Income
Income
Dividends[1]	737,407
Interest	38,911
Securities Lending—Net	2
Total Income	776,320
Expenses
Investment Advisory Fees—Note B
Basic Fee	59,700
Performance Adjustment	(33,306)
The Vanguard Group—Note C
Management and Administrative	61,263
Marketing and Distribution	1,984
Custodian Fees	231
Auditing Fees	31
Shareholders’ Reports and Proxy Fees	424
Trustees’ Fees and Expenses	27
Other Expenses	23
Total Expenses	90,377
Expenses Paid Indirectly	(33)
Net Expenses	90,344
Net Investment Income	685,976
Realized Net Gain (Loss)
Investment Securities Sold[2]	8,741,587
Foreign Currencies	715
Realized Net Gain (Loss)	8,742,302
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(6,632,158)
Foreign Currencies	130
Change in Unrealized Appreciation (Depreciation)	(6,632,028)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,796,250
1	Dividends are net of foreign withholding taxes of $5,288.
2	Change in unrealized appreciation (depreciation) from an affiliated company of the fund was less than $1. There was no realized net gain (loss) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Dividend Growth Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	685,976	884,219
Realized Net Gain (Loss)	8,742,302	5,624,161
Change in Unrealized Appreciation (Depreciation)	(6,632,028)	(1,403,256)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,796,250	5,105,124
Distributions
Total Distributions	(7,277,528)	(5,600,894)
Capital Share Transactions
Issued	2,455,621	2,676,285
Issued in Lieu of Cash Distributions	6,339,899	4,931,591
Redeemed	(14,399,407)	(9,240,368)
Net Increase (Decrease) from Capital Share Transactions	(5,603,887)	(1,632,492)
Total Increase (Decrease)	(10,085,165)	(2,128,262)
Net Assets
Beginning of Period	50,424,493	52,552,755
End of Period	40,339,328	50,424,493

See accompanying Notes, which are an integral part of the Financial Statements.
5

Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$37.14	$37.76	$35.42	$37.85	$31.82
Investment Operations
Net Investment Income[1]	.540	.658	.620	.596	.576
Net Realized and Unrealized Gain (Loss) on Investments	1.769	3.053	2.573	(.893)	7.593
Total from Investment Operations	2.309	3.711	3.193	(.297)	8.169
Distributions
Dividends from Net Investment Income	(.577)	(.679)	(.629)	(.590)	(.574)
Distributions from Realized Capital Gains	(5.712)	(3.652)	(.224)	(1.543)	(1.565)
Total Distributions	(6.289)	(4.331)	(.853)	(2.133)	(2.139)
Net Asset Value, End of Period	$33.16	$37.14	$37.76	$35.42	$37.85
Total Return[2]	6.58%	10.20%	9.11%	-0.76%	25.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,339	$50,424	$52,553	$53,452	$54,186
Ratio of Total Expenses to Average Net Assets[3]	0.20%[4]	0.22%[5]	0.29%[5]	0.30%[5]	0.27%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.68%	1.74%	1.68%	1.56%
Portfolio Turnover Rate	40%	16%	9%	11%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.07%), (0.05%), 0.02%, 0.03%, and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.20%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.22%, 0.29%, and 0.30%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Dividend Growth Fund
Notes to Financial Statements
Vanguard Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
7

Dividend Growth Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the S&P U.S. Dividend Growers Index for the preceding three years. For the year ended January 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net decrease of $33,306,000 (0.07%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2026, the fund had contributed to Vanguard capital in the amount of $968,000, representing less than 0.01% of the fund’s net assets and 0.39% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended January 31, 2026, these arrangements reduced the fund’s expenses by $33,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	39,401,110	187,318	—	39,588,428
Temporary Cash Investments	26	703,100	—	703,126
Total	39,401,136	890,418	—	40,291,554
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	858,767
Total Distributable Earnings (Loss)	(858,767)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized
8

Dividend Growth Fund
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	304,045
Undistributed Long-Term Gains	2,187,360
Net Unrealized Gains (Losses)	17,397,532
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	19,888,937
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	1,082,337	937,092
Long-Term Capital Gains	6,195,191	4,663,802
Total	7,277,528	5,600,894
*	Includes short-term capital gains, if any.
As of January 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	22,894,152
Gross Unrealized Appreciation	17,934,072
Gross Unrealized Depreciation	(536,670)
Net Unrealized Appreciation (Depreciation)	17,397,402
G.	During the year ended January 31, 2026, the fund purchased $17,810,981,000 of investment securities and sold $29,622,381,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended January 31, 2026, such purchases were $0 and sales were $186,585,000, resulting in net realized gain of $30,923,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Year Ended January 31,
	2026 Shares (000)	2025 Shares (000)
Issued	69,573	68,514
Issued in Lieu of Cash Distributions	189,599	134,779
Redeemed	(400,538)	(237,393)
Net Increase (Decrease) in Shares Outstanding	(141,366)	(34,100)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
9

Dividend Growth Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
10

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Specialized Funds and Shareholders of Vanguard Dividend Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Dividend Growth Fund (one of the funds constituting Vanguard Specialized Funds, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 20, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
11

Tax information (unaudited)
For corporate shareholders, 56.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $739,361,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $6,987,149,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q570 032026
12

Financial Statements
For the year ended January 31, 2026
Vanguard Energy Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	12
Tax information	13

Energy Fund
Financial Statements
Schedule of Investments
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Brazil (1.0%)
	Petroleo Brasileiro SA - Petrobras	8,669,425	66,535
Canada (0.9%)
	Cameco Corp.	459,493	56,697
France (11.5%)
	Engie SA (XPAR)	11,434,363	341,389
	TotalEnergies SE (TQEX)	3,560,565	258,955
	TotalEnergies SE (XNYS)	2,230,844	161,513
			761,857
Germany (2.4%)
	E.ON SE	7,670,579	162,692
India (2.0%)
	Reliance Industries Ltd.	5,529,089	84,014
	Power Grid Corp. of India Ltd.	17,441,407	48,688
			132,702
Italy (4.0%)
	Enel SpA	15,646,998	172,877
[1]	Tenaris SA ADR	1,742,938	77,212
	Tenaris SA	690,068	15,328
			265,417
Japan (1.2%)
	Kansai Electric Power Co. Inc.	4,937,678	78,780
Norway (1.0%)
	Equinor ASA	1,969,134	52,928
	Equinor ASA ADR	630,433	16,927
			69,855
Russia (0.0%)
*,2	LUKOIL PJSC ADR	1,423,477	—
Spain (1.8%)
	Iberdrola SA (XMAD)	5,306,110	119,296
*	Iberdrola SA	72,686	1,630
			120,926
United Kingdom (12.1%)
	Shell plc (XLON)	8,679,164	333,623
	National Grid plc	12,527,184	212,831
	SSE plc	5,767,951	191,712
*	Glencore plc	9,024,618	61,524
			799,690
United States (61.0%)
	Exxon Mobil Corp.	4,250,229	600,982
	Chevron Corp.	1,568,632	277,491
	Williams Cos. Inc.	4,024,053	270,658
	Marathon Petroleum Corp.	1,473,492	259,615
	Sempra	2,953,927	257,021
	Shell plc ADR	3,190,236	245,744
	Targa Resources Corp.	1,134,785	228,069
	Duke Energy Corp.	1,794,121	217,717
	Dominion Energy Inc.	3,588,930	215,946
	American Electric Power Co. Inc.	1,777,494	212,899
	Southern Co.	2,346,342	209,552
	Diamondback Energy Inc.	1,169,286	191,704
	NextEra Energy Inc.	2,173,817	191,079
	Coterra Energy Inc.	5,921,448	170,834
1

Energy Fund
		Shares	Market Value• ($000)
	ONEOK Inc.	1,698,049	134,468
	Exelon Corp.	2,853,498	127,780
	Atmos Energy Corp.	689,729	114,730
	Constellation Energy Corp.	196,674	55,202
	SLB Ltd.	756,639	36,606
	Vistra Corp.	153,906	24,371
			4,042,468
Total Common Stocks (Cost $4,669,518)			6,557,619
Temporary Cash Investments (1.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.704%	70,477	7,048
		Face Amount ($000)
Repurchase Agreement (1.0%)
	NatWest Markets plc, 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $67,521, collateralized by U.S. Treasury Obligations 3.750%, 11/30/2032, with a value of $68,850)	67,500	67,500
Total Temporary Cash Investments (Cost $74,548)			74,548
Total Investments (100.0%) (Cost $4,744,066)			6,632,167
Other Assets and Liabilities—Net (0.0%)			(1,260)
Net Assets (100%)			6,630,907
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,729.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,987 was received for securities on loan.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Energy Fund
Statement of Assets and Liabilities
As of January 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,737,018)	6,625,119
Affiliated Issuers (Cost $7,048)	7,048
Total Investments in Securities	6,632,167
Investment in Vanguard	145
Cash	113
Foreign Currency, at Value (Cost $7,310)	7,348
Receivables for Accrued Income	6,205
Receivables for Capital Shares Issued	5,880
Total Assets	6,651,858
Liabilities
Collateral for Securities on Loan	6,987
Payables to Investment Advisor	3,085
Payables for Capital Shares Redeemed	3,929
Payables to Vanguard	620
Deferred Foreign Capital Gains Taxes	6,330
Total Liabilities	20,951
Net Assets	6,630,907
1 Includes $6,729 of securities on loan.
At January 31, 2026, net assets consisted of:

Paid-in Capital	4,527,401
Total Distributable Earnings (Loss)	2,103,506
Net Assets	6,630,907

Investor Shares—Net Assets
Applicable to 36,423,536 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,954,337
Net Asset Value Per Share—Investor Shares	$53.66

Admiral™ Shares—Net Assets
Applicable to 46,458,826 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,676,570
Net Asset Value Per Share—Admiral Shares	$100.66

See accompanying Notes, which are an integral part of the Financial Statements.
3

Energy Fund
Statement of Operations

Year Ended January 31, 2026
($000)
Investment Income
Income
Dividends[1]	210,956
Non-Cash Dividends	15,448
Interest	1,848
Securities Lending—Net	56
Total Income	228,308
Expenses
Investment Advisory Fees—Note B
Basic Fee	8,985
Performance Adjustment	2,901
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,242
Management and Administrative—Admiral Shares	6,249
Marketing and Distribution—Investor Shares	86
Marketing and Distribution—Admiral Shares	160
Custodian Fees	82
Auditing Fees	33
Shareholders’ Reports and Proxy Fees—Investor Shares	42
Shareholders’ Reports and Proxy Fees—Admiral Shares	28
Trustees’ Fees and Expenses	4
Other Expenses	396
Total Expenses	23,208
Expenses Paid Indirectly	(23)
Net Expenses	23,185
Net Investment Income	205,123
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	320,315
Foreign Currencies	671
Realized Net Gain (Loss)	320,986
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	944,990
Foreign Currencies	481
Change in Unrealized Appreciation (Depreciation)	945,471
Net Increase (Decrease) in Net Assets Resulting from Operations	1,471,580
1	Dividends are net of foreign withholding taxes of $2,977.
2	Realized net gain (loss) and change in unrealized appreciation (depreciation) from an affiliated company of the fund were ($1) and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $350.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($2,334).

See accompanying Notes, which are an integral part of the Financial Statements.
4

Energy Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	205,123	211,468
Realized Net Gain (Loss)	320,986	567,522
Change in Unrealized Appreciation (Depreciation)	945,471	74,309
Net Increase (Decrease) in Net Assets Resulting from Operations	1,471,580	853,299
Distributions
Investor Shares	(81,652)	(302,919)
Admiral Shares	(199,527)	(632,375)
Total Distributions	(281,179)	(935,294)
Capital Share Transactions
Investor Shares	(228,060)	63,947
Admiral Shares	86,706	200,311
Net Increase (Decrease) from Capital Share Transactions	(141,354)	264,258
Total Increase (Decrease)	1,049,047	182,263
Net Assets
Beginning of Period	5,581,860	5,399,597
End of Period	6,630,907	5,581,860

See accompanying Notes, which are an integral part of the Financial Statements.
5

Energy Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$44.04	$45.21	$46.43	$41.64	$31.66
Investment Operations
Net Investment Income[1]	1.646	1.771	1.878	2.099	1.364
Net Realized and Unrealized Gain (Loss) on Investments	10.310	5.270	.080	4.807	10.019
Total from Investment Operations	11.956	7.041	1.958	6.906	11.383
Distributions
Dividends from Net Investment Income	(1.689)	(1.685)	(1.952)	(2.116)	(1.403)
Distributions from Realized Capital Gains	(.647)	(6.526)	(1.226)	—	—
Total Distributions	(2.336)	(8.211)	(3.178)	(2.116)	(1.403)
Net Asset Value, End of Period	$53.66	$44.04	$45.21	$46.43	$41.64
Total Return[2]	27.60%	16.24%	4.00%	16.72%	36.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,954	$1,815	$1,775	$1,950	$1,771
Ratio of Total Expenses to Average Net Assets[3]	0.45%[4]	0.45%[5]	0.44%[5]	0.46%[5]	0.41%
Ratio of Net Investment Income to Average Net Assets	3.41%	3.62%	4.02%	4.70%	3.68%
Portfolio Turnover Rate	19%	36%	29%	16%	14%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.05%, 0.05%, 0.06%, and 0.02%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.45%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.45%, 0.44% and 0.46% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Energy Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$82.62	$84.83	$87.12	$78.12	$59.39
Investment Operations
Net Investment Income[1]	3.156	3.392	3.599	4.014	2.615
Net Realized and Unrealized Gain (Loss) on Investments	19.345	9.886	.145	9.026	18.794
Total from Investment Operations	22.501	13.278	3.744	13.040	21.409
Distributions
Dividends from Net Investment Income	(3.246)	(3.238)	(3.733)	(4.040)	(2.679)
Distributions from Realized Capital Gains	(1.215)	(12.250)	(2.301)	—	—
Total Distributions	(4.461)	(15.488)	(6.034)	(4.040)	(2.679)
Net Asset Value, End of Period	$100.66	$82.62	$84.83	$87.12	$78.12
Total Return[2]	27.70%	16.33%	4.09%	16.83%	36.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,677	$3,767	$3,625	$4,176	$3,608
Ratio of Total Expenses to Average Net Assets[3]	0.37%[4]	0.37%[5]	0.36%[5]	0.38%[5]	0.33%
Ratio of Net Investment Income to Average Net Assets	3.48%	3.69%	4.11%	4.78%	3.76%
Portfolio Turnover Rate	19%	36%	29%	16%	14%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.05%, 0.05%, 0.06%, and 0.02%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.37%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.37%, 0.36%, and 0.38% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Energy Fund
Notes to Financial Statements
Vanguard Energy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
In February 2026, the Board of Trustees approved changing the fund’s name to Vanguard Energy Opportunities Fund to better reflect its existing investment strategy, which will become effective in May 2026.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the
8

Energy Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the MSCI ACWI Energy + Utilities Index for the preceding three years. For the year ended January 31, 2026, the investment advisory fee paid represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net increase of $2,901,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2026, the fund had contributed to Vanguard capital in the amount of $145,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended January 31, 2026, these arrangements reduced the fund’s expenses by $23,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,165,700	—	—	4,165,700
Common Stocks—Other	255,652	2,136,267	—	2,391,919
Temporary Cash Investments	7,048	67,500	—	74,548
Total	4,428,400	2,203,767	—	6,632,167
9

Energy Fund
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	21,869
Total Distributable Earnings (Loss)	(21,869)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	29,305
Undistributed Long-Term Gains	197,950
Net Unrealized Gains (Losses)	1,877,190
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(939)
Total	2,103,506
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	217,362	239,286
Long-Term Capital Gains	63,817	696,008
Total	281,179	935,294
*	Includes short-term capital gains, if any.
As of January 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,748,899
Gross Unrealized Appreciation	2,001,493
Gross Unrealized Depreciation	(118,225)
Net Unrealized Appreciation (Depreciation)	1,883,268
G.	During the year ended January 31, 2026, the fund purchased $1,116,425,000 of investment securities and sold $1,376,796,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	245,956	5,073	214,420	4,391
Issued in Lieu of Cash Distributions	75,412	1,526	280,497	6,405
Redeemed	(549,428)	(11,379)	(430,970)	(8,851)
Net Increase (Decrease)—Investor Shares	(228,060)	(4,780)	63,947	1,945
10

Energy Fund
	Year Ended January 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	598,680	6,585	362,906	3,968
Issued in Lieu of Cash Distributions	178,110	1,921	564,955	6,879
Redeemed	(690,084)	(7,644)	(727,550)	(7,980)
Net Increase (Decrease)—Admiral Shares	86,706	862	200,311	2,867
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Specialized Funds and Shareholders of Vanguard Energy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Energy Fund (one of the funds constituting Vanguard Specialized Funds, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 20, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
For corporate shareholders, 51.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $217,313,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $75,175,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q510 032026
13

Financial Statements
For the year ended January 31, 2026
Vanguard Health Care Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	14
Tax information	15

Health Care Fund
Financial Statements
Schedule of Investments
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.5%)
Belgium (4.8%)
*	Argenx SE	1,165,992	980,565
	UCB SA	3,023,965	921,479
			1,902,044
China (0.8%)
*	Duality Biotherapeutics Inc.	2,771,377	117,021
*	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	9,939,973	87,135
*	Zai Lab Ltd.	36,431,700	60,568
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	77,092,000	49,360
*	GenFleet Therapeutics Shanghai Inc. Class H	1,979,400	7,793
			321,877
Denmark (2.3%)
*	Genmab A/S	1,345,944	438,489
*	Ascendis Pharma A/S ADR	1,103,469	249,494
	Novo Nordisk A/S Class B	3,482,834	206,808
			894,791
Japan (5.2%)
	Otsuka Holdings Co. Ltd.	7,893,800	472,589
	Chugai Pharmaceutical Co. Ltd.	7,912,642	451,976
	Shionogi & Co. Ltd.	18,640,349	383,790
	Daiichi Sankyo Co. Ltd.	18,367,566	336,487
	Eisai Co. Ltd.	8,514,317	237,374
	Astellas Pharma Inc.	7,516,478	104,553
	M3 Inc.	5,441,953	67,148
			2,053,917
Switzerland (4.1%)
	Novartis AG (Registered)	3,795,144	563,085
	Roche Holding AG	1,206,949	548,848
	Galderma Group AG	2,623,305	488,981
			1,600,914
United Kingdom (8.8%)
	AstraZeneca plc	11,579,638	2,157,450
	GSK plc	45,301,487	1,171,571
*,1,2	Immunocore Holdings plc ADR	3,657,808	119,062
			3,448,083
United States (71.5%)
	Eli Lilly & Co.	3,696,560	3,833,887
	Merck & Co. Inc.	18,111,825	1,997,191
	UnitedHealth Group Inc.	4,772,250	1,369,302
	Johnson & Johnson	5,367,039	1,219,660
*	Edwards Lifesciences Corp.	14,972,830	1,218,189
	Danaher Corp.	4,836,473	1,058,656
	Abbott Laboratories	9,621,496	1,051,630
*	Intuitive Surgical Inc.	1,944,873	980,644
	Cencora Inc.	2,582,479	927,678
	AbbVie Inc.	4,034,908	899,825
	Medtronic plc	7,813,493	804,477
*	Vertex Pharmaceuticals Inc.	1,589,663	746,983
	CVS Health Corp.	9,756,578	727,060
	Elevance Health Inc.	1,879,405	649,785
	Cardinal Health Inc.	2,840,801	610,431
*	Biogen Inc.	2,913,639	524,135
	Agilent Technologies Inc.	3,480,187	465,823
	HCA Healthcare Inc.	933,410	455,756
*	Alnylam Pharmaceuticals Inc.	1,309,033	442,532
*	United Therapeutics Corp.	892,079	418,822
	Thermo Fisher Scientific Inc.	702,318	406,368
*	Boston Scientific Corp.	4,128,084	386,100
1

Health Care Fund
		Shares	Market Value• ($000)
*	Dexcom Inc.	4,655,231	340,018
*	Ionis Pharmaceuticals Inc.	3,803,181	314,409
	Stryker Corp.	748,338	276,556
	QIAGEN NV	5,130,344	275,346
	STERIS plc	1,012,472	265,875
*	Cytokinetics Inc.	4,050,667	255,962
	Bristol-Myers Squibb Co.	4,606,141	253,568
*	Structure Therapeutics Inc. ADR	2,811,254	248,655
	Regeneron Pharmaceuticals Inc.	318,062	235,827
*	Revolution Medicines Inc.	2,383,815	231,111
*	ICON plc	1,247,597	224,879
*	Avantor Inc.	20,480,758	223,650
*	Vaxcyte Inc.	3,653,768	195,732
*	Madrigal Pharmaceuticals Inc.	398,129	194,808
*	CG oncology Inc.	3,484,986	181,394
*	Kymera Therapeutics Inc.	2,449,438	178,050
*	Crinetics Pharmaceuticals Inc.	3,494,255	174,503
	Bio-Techne Corp.	2,720,122	174,333
*,1	Apellis Pharmaceuticals Inc.	7,632,548	172,343
*	Option Care Health Inc.	4,987,675	169,581
*	Incyte Corp.	1,590,914	159,203
*	Alignment Healthcare Inc.	6,972,595	157,093
*	PTC Therapeutics Inc.	2,038,232	153,948
	Encompass Health Corp.	1,600,016	151,249
*	Apogee Therapeutics Inc.	2,251,282	147,481
*	Natera Inc.	636,032	147,012
*	Xenon Pharmaceuticals Inc.	3,546,755	145,452
*,2	Newamsterdam Pharma Co. NV	3,953,142	123,022
*	Scholar Rock Holding Corp.	2,750,253	121,946
*,1	Acadia Healthcare Co. Inc.	8,815,704	118,483
*,1	Celldex Therapeutics Inc.	4,764,728	117,212
*	Nuvalent Inc. Class A	1,054,377	108,485
*	Protagonist Therapeutics Inc.	1,180,839	96,593
*	Soleno Therapeutics Inc.	2,417,215	93,208
*	Arcus Biosciences Inc.	4,124,859	86,787
*	Dianthus Therapeutics Inc.	1,574,735	84,075
*	Inspire Medical Systems Inc.	1,094,019	82,905
*,2	HeartFlow Inc.	2,256,545	67,403
*	Immunome Inc.	2,152,764	53,001
*	Mineralys Therapeutics Inc.	1,215,766	37,555
*,2	Aktis Oncology Inc.	1,523,479	30,850
			28,064,497
Total Common Stocks (Cost $22,573,619)			38,286,123
Temporary Cash Investments (2.2%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.704%	587,800	58,780
		Face Amount ($000)
Repurchase Agreements (2.1%)
	Bank of America Securities, LLC, 3.670%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $50,015, collateralized by U.S. Treasury Obligations 0.875%–4.625%, 6/30/2026–5/15/2053, with a value of $51,000)	50,000	50,000
	Bank of America Securities, LLC, 3.670%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $72,922, collateralized by U.S. Government Agency Obligations 2.000%–6.000%, 1/1/2029–7/1/2055, with a value of $74,358)	72,900	72,900
	Bank of America Securities, LLC, 3.680%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $115,035, collateralized by U.S. Government Agency Obligations 3.500%, 5/1/2052, with a value of $117,300)	115,000	115,000
	Bank of Nova Scotia, 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $94,029, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 3/15/2026–5/15/2052, with a value of $95,909)	94,000	94,000
	Barclays Capital Inc., 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $53,516, collateralized by U.S. Treasury Obligations 2.875%, 4/30/2029, with a value of $54,570)	53,500	53,500
	BNP Paribas Securities Corp., 3.650%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $10,003, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 4/9/2026–8/15/2054, with a value of $10,200)	10,000	10,000
2

Health Care Fund
	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp., 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $120,337, collateralized by U.S. Treasury and Government Agency Obligations 0.625%–7.000%, 3/1/2027–2/1/2056, with a value of $122,706)	120,300	120,300
Credit Agricole Securities, 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $8,102, collateralized by U.S. Treasury Obligations 3.000%, 2/15/2047, with a value of $8,262)	8,100	8,100
HSBC Bank USA, 3.670%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $34,010, collateralized by U.S. Treasury Obligations 1.875%, 2/15/2051, with a value of $34,680)	34,000	34,000
HSBC Bank USA, 3.680%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $15,505, collateralized by U.S. Government Agency Obligations 2.000%–6.500%, 1/1/2030–1/1/2055, with a value of $15,810)	15,500	15,500
JP Morgan Securities, LLC, 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $70,021, collateralized by U.S. Treasury Obligations 0.000%, 7/30/2026, with a value of $71,400)	70,000	70,000
Natixis SA, 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $71,122, collateralized by U.S. Treasury and Government Agency Obligations 0.375%–4.125%, 10/31/2026–2/15/2054, with a value of $72,522)	71,100	71,100
Nomura International plc, 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $10,803, collateralized by U.S. Treasury Obligations 1.125%–4.250%, 1/15/2028–2/15/2031, with a value of $11,027)	10,800	10,800
Nomura International plc, 3.660%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $80,024, collateralized by U.S. Treasury Obligations 3.375%–3.772%, 7/31/2027–11/30/2027, with a value of $81,600)	80,000	80,000
		805,200
Total Temporary Cash Investments (Cost $863,980)		863,980
Total Investments (99.7%) (Cost $23,437,599)		39,150,103
Other Assets and Liabilities—Net (0.3%)		113,715
Net Assets (100%)		39,263,818
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $55,126.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $58,726 was received for securities on loan.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Health Care Fund
Statement of Assets and Liabilities
As of January 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $22,539,821)	38,564,223
Affiliated Issuers (Cost $897,778)	585,880
Total Investments in Securities	39,150,103
Investment in Vanguard	936
Cash	96
Foreign Currency, at Value (Cost $2,786)	2,933
Receivables for Investment Securities Sold	177,369
Receivables for Accrued Income	118,970
Receivables for Capital Shares Issued	2,037
Total Assets	39,452,444
Liabilities
Payables for Investment Securities Purchased	100,994
Collateral for Securities on Loan	58,726
Payables to Investment Advisor	14,486
Payables for Capital Shares Redeemed	12,000
Payables to Vanguard	2,420
Total Liabilities	188,626
Net Assets	39,263,818
1 Includes $55,126 of securities on loan.
At January 31, 2026, net assets consisted of:

Paid-in Capital	22,149,628
Total Distributable Earnings (Loss)	17,114,190
Net Assets	39,263,818

Investor Shares—Net Assets
Applicable to 28,088,282 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,748,994
Net Asset Value Per Share—Investor Shares	$204.68

Admiral™ Shares—Net Assets
Applicable to 388,363,070 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,514,824
Net Asset Value Per Share—Admiral Shares	$86.30

See accompanying Notes, which are an integral part of the Financial Statements.
4

Health Care Fund
Statement of Operations

Year Ended January 31, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	503,217
Dividends—Affiliated Issuers[2]	11,251
Interest—Unaffiliated Issuers	39,022
Securities Lending—Net	1,325
Total Income	554,815
Expenses
Investment Advisory Fees—Note B
Basic Fee	54,658
Performance Adjustment	(2,227)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	10,151
Management and Administrative—Admiral Shares	39,628
Marketing and Distribution—Investor Shares	237
Marketing and Distribution—Admiral Shares	954
Custodian Fees	918
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	176
Shareholders’ Reports and Proxy Fees—Admiral Shares	173
Trustees’ Fees and Expenses	22
Other Expenses	66
Total Expenses	104,788
Expenses Paid Indirectly	(23)
Net Expenses	104,765
Net Investment Income	450,050
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	3,331,725
Investment Securities Sold—Affiliated Issuers	(1,200,004)
Foreign Currencies	1,393
Realized Net Gain (Loss)	2,133,114
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	159,458
Investment Securities—Affiliated Issuers	1,085,844
Foreign Currencies	12,872
Change in Unrealized Appreciation (Depreciation)	1,258,174
Net Increase (Decrease) in Net Assets Resulting from Operations	3,841,338
1	Dividends are net of foreign withholding taxes of $17,773.
2	Dividends are net of foreign withholding taxes of $1,250.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Health Care Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	450,050	392,772
Realized Net Gain (Loss)	2,133,114	4,074,010
Change in Unrealized Appreciation (Depreciation)	1,258,174	(3,058,415)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,841,338	1,408,367
Distributions
Investor Shares	(261,878)	(769,293)
Admiral Shares	(1,510,572)	(4,238,323)
Total Distributions	(1,772,450)	(5,007,616)
Capital Share Transactions
Investor Shares	(964,124)	(327,718)
Admiral Shares	(3,747,907)	(459,595)
Net Increase (Decrease) from Capital Share Transactions	(4,712,031)	(787,313)
Total Increase (Decrease)	(2,643,143)	(4,386,562)
Net Assets
Beginning of Period	41,906,961	46,293,523
End of Period	39,263,818	41,906,961

See accompanying Notes, which are an integral part of the Financial Statements.
6

Health Care Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$192.16	$210.61	$212.59	$210.54	$218.60
Investment Operations
Net Investment Income[1]	2.125	1.733	1.789	1.654	1.869
Net Realized and Unrealized Gain (Loss) on Investments	19.194	3.617	11.217	11.988	8.949
Total from Investment Operations	21.319	5.350	13.006	13.642	10.818
Distributions
Dividends from Net Investment Income	(2.117)	(1.809)	(1.751)	(1.659)	(1.951)
Distributions from Realized Capital Gains	(6.682)	(21.991)	(13.235)	(9.933)	(16.927)
Total Distributions	(8.799)	(23.800)	(14.986)	(11.592)	(18.878)
Net Asset Value, End of Period	$204.68	$192.16	$210.61	$212.59	$210.54
Total Return[2]	11.39%	2.96%	6.43%	6.57%	4.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,749	$6,428	$7,297	$7,496	$7,493
Ratio of Total Expenses to Average Net Assets[3]	0.33%[4]	0.37%[5]	0.35%[5]	0.34%[5]	0.30%
Ratio of Net Investment Income to Average Net Assets	1.15%	0.81%	0.86%	0.80%	0.82%
Portfolio Turnover Rate	47%	29%	16%	19%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.04%, 0.02%, 0.00%, and (0.04%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.37%, 0.35% and 0.34% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Health Care Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$81.02	$88.81	$89.64	$88.77	$92.17
Investment Operations
Net Investment Income[1]	.940	.772	.796	.750	.830
Net Realized and Unrealized Gain (Loss) on Investments	8.099	1.523	4.738	5.052	3.780
Total from Investment Operations	9.039	2.295	5.534	5.802	4.610
Distributions
Dividends from Net Investment Income	(.941)	(.810)	(.782)	(.743)	(.870)
Distributions from Realized Capital Gains	(2.818)	(9.275)	(5.582)	(4.189)	(7.140)
Total Distributions	(3.759)	(10.085)	(6.364)	(4.932)	(8.010)
Net Asset Value, End of Period	$86.30	$81.02	$88.81	$89.64	$88.77
Total Return[2]	11.46%	3.01%	6.48%	6.63%	4.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,515	$35,479	$38,997	$39,981	$39,934
Ratio of Total Expenses to Average Net Assets[3]	0.27%[4]	0.32%[5]	0.30%[5]	0.29%[5]	0.25%
Ratio of Net Investment Income to Average Net Assets	1.20%	0.85%	0.90%	0.86%	0.86%
Portfolio Turnover Rate	47%	29%	16%	19%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.04%, 0.02%, 0.00%, and (0.04%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.27%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.32%, 0.30%, and 0.29% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Health Care Fund
Notes to Financial Statements
Vanguard Health Care Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
9

Health Care Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI All Country World Health Care Index for the preceding three years. For the year ended January 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net decrease of $2,227,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2026, the fund had contributed to Vanguard capital in the amount of $936,000, representing less than 0.01% of the fund’s net assets and 0.37% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended January 31, 2026, these arrangements reduced the fund’s expenses by $23,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	28,064,497	—	—	28,064,497
Common Stocks—Other	368,556	9,853,070	—	10,221,626
Temporary Cash Investments	58,780	805,200	—	863,980
Total	28,491,833	10,658,270	—	39,150,103
10

Health Care Fund
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	40,621
Total Distributable Earnings (Loss)	(40,621)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	30,442
Undistributed Long-Term Gains	1,422,371
Net Unrealized Gains (Losses)	15,661,377
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	17,114,190
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	465,740	805,080
Long-Term Capital Gains	1,306,710	4,202,536
Total	1,772,450	5,007,616
*	Includes short-term capital gains, if any.
As of January 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	23,501,550
Gross Unrealized Appreciation	16,853,086
Gross Unrealized Depreciation	(1,204,533)
Net Unrealized Appreciation (Depreciation)	15,648,553
G.	During the year ended January 31, 2026, the fund purchased $17,266,085,000 of investment securities and sold $23,510,056,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended January 31, 2026, such purchases were $131,670,000 and sales were $16,244,000, resulting in net realized loss of $8,896,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
11

Health Care Fund
H.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	263,438	1,377	372,484	1,772
Issued in Lieu of Cash Distributions	246,441	1,274	723,569	3,812
Redeemed	(1,474,003)	(8,017)	(1,423,771)	(6,775)
Net Increase (Decrease)—Investor Shares	(964,124)	(5,366)	(327,718)	(1,191)
Admiral Shares
Issued	667,798	8,521	715,793	8,003
Issued in Lieu of Cash Distributions	1,309,382	16,039	3,693,155	46,177
Redeemed	(5,725,087)	(74,113)	(4,868,543)	(55,381)
Net Increase (Decrease)—Admiral Shares	(3,747,907)	(49,553)	(459,595)	(1,201)
I.	Certain of the fund’s investments were in companies that were considered to be affiliated companies of the fund because the fund owned more than 5% of the outstanding voting securities of the company or the issuer was another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2026 Market Value ($000)
Acadia Healthcare Co. Inc.	251,191	59,237	—	—	(191,945)	—	—	118,483
agilon health Inc.	110,486	—	132,251	(300,411)	322,176	—	—	—
Akero Therapeutics Inc.	220,096	36,740	247,970	94,375	(103,241)	—	—	—
Amicus Therapeutics Inc.	200,164	—	285,591	43,089	42,338	—	—	—
Apellis Pharmaceuticals Inc.	245,930	190,873	224,071	(131,271)	90,882	—	—	172,343
Apogee Therapeutics Inc.	NA1	102,375	112,452	(11,102)	85,942	—	—	NA2
Autolus Therapeutics plc ADR	42,778	—	27,358	(65,884)	50,464	—	—	—
Celldex Therapeutics Inc.	111,392	86,829	64,051	(56,467)	39,509	—	—	117,212
Charles River Laboratories International Inc.	NA1	52,769	427,222	(21,750)	66,829	—	—	—
Denali Therapeutics Inc.	185,735	39,831	155,458	(62,450)	(7,658)	—	—	—
Eisai Co. Ltd.	460,003	—	196,848	(194,556)	168,775	11,251	—	NA3
Evolent Health Inc. Class A	70,833	—	63,710	(84,037)	76,914	—	—	—
Immunocore Holdings plc ADR	150,676	18,257	43,944	(47,023)	41,096	—	—	119,062
Prothena Corp. plc	60,044	—	20,158	(119,201)	79,315	—	—	—
Rocket Pharmaceuticals Inc.	81,598	—	27,180	(155,131)	100,713	—	—	—
Structure Therapeutics Inc. ADR	127,347	86,271	100,508	(88,190)	223,735	—	—	NA2
Vanguard Market Liquidity Fund	25,401	NA4	NA4	5	—	—	—	58,780
Total	2,343,674	673,182	2,128,772	(1,200,004)	1,085,844	11,251	—	585,880
1	Not applicable—at January 31, 2025, the issuer was not an affiliated company of the fund.
2	Not applicable—at January 31, 2026, and January 31, 2025, the issuer was not an affiliated company of the fund, but it was affiliated during the year.
3	Not applicable—at January 31, 2026, the issuer was not an affiliated company of the fund.
4	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
K.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
12

Health Care Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
13

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Specialized Funds and Shareholders of Vanguard Health Care Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Health Care Fund (one of the funds constituting Vanguard Specialized Funds, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 20, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
14

Tax information (unaudited)
For corporate shareholders, 58.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $465,715,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $1,339,405,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q520 032026
15

Financial Statements
For the year ended January 31, 2026
Vanguard Dividend Appreciation Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	17
Tax information	18

Dividend Appreciation Index Fund
Financial Statements
Schedule of Investments
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Communication Services (0.5%)
	Comcast Corp. Class A	20,164,076	599,881
*	Versant Media Group Inc.	807,755	26,317
	John Wiley & Sons Inc. Class A	225,088	7,029
			633,227
Consumer Discretionary (5.0%)
	Home Depot Inc.	5,462,546	2,046,215
	McDonald's Corp.	3,908,425	1,231,154
	Lowe's Cos. Inc.	3,092,333	825,838
	Starbucks Corp.	6,226,483	572,525
	NIKE Inc. Class B	6,579,778	406,696
	DR Horton Inc.	1,543,724	229,768
	Tractor Supply Co.	2,900,102	147,557
	Williams-Sonoma Inc.	685,978	140,385
	Genuine Parts Co.	763,685	106,144
	Dick's Sporting Goods Inc.	362,455	73,216
	Domino's Pizza Inc.	170,572	69,991
	Service Corp. International	771,079	62,018
	Pool Corp.	180,317	45,817
	Lithia Motors Inc.	132,948	43,001
	Churchill Downs Inc.	363,317	35,736
	Thor Industries Inc.	287,915	32,209
	Brunswick Corp.	357,518	28,680
	Graham Holdings Co. Class B	18,626	21,730
	Dillard's Inc. Class A	16,569	10,067
	Shoe Carnival Inc.	99,887	1,904
			6,130,651
Consumer Staples (10.0%)
	Walmart Inc.	24,080,007	2,868,892
	Costco Wholesale Corp.	2,427,687	2,282,633
	Procter & Gamble Co.	12,880,431	1,954,863
	Coca-Cola Co.	21,276,514	1,591,696
	PepsiCo Inc.	7,507,749	1,153,416
	Mondelez International Inc. Class A	7,323,240	428,190
	Colgate-Palmolive Co.	4,454,768	402,221
	Target Corp.	2,507,821	264,500
	Sysco Corp.	2,638,565	221,244
	Hershey Co.	813,362	158,402
	Kroger Co.	2,345,860	147,437
	Church & Dwight Co. Inc.	1,311,085	126,192
	Casey's General Stores Inc.	203,974	123,710
	Tyson Foods Inc. Class A	1,549,800	101,248
	McCormick & Co. Inc.	1,388,718	85,864
	Clorox Co.	673,121	75,921
	Ingredion Inc.	351,848	41,553
	Brown-Forman Corp. Class B	1,045,726	28,622
	Marzetti Co.	111,564	19,141
	WD-40 Co.	74,300	17,180
	Andersons Inc.	184,166	11,417
	J & J Snack Foods Corp.	85,701	8,142
	Brown-Forman Corp. Class A	230,480	6,414
	Tootsie Roll Industries Inc.	108,020	4,092
	Oil-Dri Corp. of America	56,681	3,432
			12,126,422
Energy (3.1%)
	Exxon Mobil Corp.	23,368,680	3,304,331
	Phillips 66	2,211,308	317,456
	Texas Pacific Land Corp.	317,812	110,713

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
DT Midstream Inc.	534,723	67,386
		3,799,886
Financials (21.1%)
JPMorgan Chase & Co.	14,473,991	4,427,449
Visa Inc. Class A	8,642,490	2,781,413
Mastercard Inc. Class A	4,529,278	2,440,330
Bank of America Corp.	36,184,964	1,925,040
Goldman Sachs Group Inc.	1,603,453	1,499,886
Morgan Stanley	6,645,402	1,214,780
S&P Global Inc.	1,714,899	905,107
Blackrock Inc.	791,915	886,105
Chubb Ltd.	2,020,793	625,557
CME Group Inc.	1,979,229	572,116
Intercontinental Exchange Inc.	3,127,608	543,516
Marsh & McLennan Cos. Inc.	2,689,176	506,076
PNC Financial Services Group Inc.	2,156,891	481,634
Bank of New York Mellon Corp.	3,876,895	464,917
Moody's Corp.	847,664	437,022
Aon plc Class A (XNYS)	1,179,694	412,468
Travelers Cos. Inc.	1,225,814	348,756
Arthur J Gallagher & Co.	1,384,375	345,222
Aflac Inc.	2,615,371	290,175
Allstate Corp.	1,435,309	285,612
Ameriprise Financial Inc.	514,242	271,103
MSCI Inc.	415,741	253,278
Fifth Third Bancorp	4,941,960	248,185
MetLife Inc.	3,052,032	240,744
Nasdaq Inc.	2,475,436	239,845
Hartford Insurance Group Inc.	1,540,914	208,116
State Street Corp.	1,557,783	203,852
Raymond James Financial Inc.	960,159	159,252
Cboe Global Markets Inc.	574,423	152,257
Cincinnati Financial Corp.	855,395	137,625
Brown & Brown Inc.	1,612,716	116,277
W R Berkley Corp.	1,652,027	113,296
Principal Financial Group Inc.	1,097,081	103,916
Fidelity National Financial Inc.	1,399,241	76,105
RenaissanceRe Holdings Ltd.	267,014	75,218
Evercore Inc. Class A	212,197	74,963
Reinsurance Group of America Inc. Class A	360,687	73,129
Jack Henry & Associates Inc.	397,662	71,265
Unum Group	864,031	65,640
Assurant Inc.	274,650	65,402
Globe Life Inc.	436,713	61,236
Southstate Bank Corp.	551,686	56,454
Wintrust Financial Corp.	367,093	54,143
FactSet Research Systems Inc.	205,152	52,182
UMB Financial Corp.	391,551	49,782
American Financial Group Inc.	379,611	49,452
Old Republic International Corp.	1,248,932	48,921
Zions Bancorp NA	809,906	48,521
Cullen / Frost Bankers Inc.	350,060	48,245
Primerica Inc.	175,055	46,046
SEI Investments Co.	518,598	45,559
Erie Indemnity Co. Class A	139,533	39,489
Commerce Bancshares Inc.	712,172	37,489
Prosperity Bancshares Inc.	522,032	36,025
First American Financial Corp.	559,738	35,364
MarketAxess Holdings Inc.	203,738	34,479
Hanover Insurance Group Inc.	195,065	33,969
RLI Corp.	503,999	29,449
Home BancShares Inc.	1,002,970	28,986
Selective Insurance Group Inc.	331,938	27,909
Bank OZK	581,983	27,679
Morningstar Inc.	130,772	26,428
United Community Banks Inc.	665,855	22,925
First Financial Bankshares Inc.	715,289	22,761
ServisFirst Bancshares Inc.	275,677	22,564
CNO Financial Group Inc.	530,844	22,322

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Independent Bank Corp. (XNGS)	271,705	21,948
International Bancshares Corp.	296,324	20,636
Assured Guaranty Ltd.	238,068	20,200
Community Financial System Inc.	288,435	18,027
BOK Financial Corp.	121,388	15,773
Towne Bank	402,027	14,071
First Merchants Corp.	342,456	13,616
NBT Bancorp Inc.	286,924	12,748
BancFirst Corp.	113,067	12,432
Enterprise Financial Services Corp.	203,738	11,684
Stock Yards Bancorp Inc.	150,375	10,179
Nelnet Inc. Class A	76,287	10,062
Horace Mann Educators Corp.	223,060	9,995
Cohen & Steers Inc.	151,794	9,754
City Holding Co.	78,947	9,718
TriCo Bancshares	178,180	8,877
Federal Agricultural Mortgage Corp. Class C	51,603	8,736
Lakeland Financial Corp.	140,146	8,353
Westamerica BanCorp	136,549	6,907
German American Bancorp Inc.	162,746	6,847
Bank First Corp.	49,018	6,840
1st Source Corp.	100,272	6,751
First Mid Bancshares Inc.	120,071	5,055
Mercantile Bank Corp.	89,331	4,643
Cadence Bank	101,672	4,281
Independent Bank Corp.	113,722	3,997
AMERISAFE Inc.	104,144	3,917
Republic Bancorp Inc. Class A	52,585	3,818
First Community Bankshares Inc.	100,640	3,625
Southern Missouri Bancorp Inc.	51,746	3,238
Cass Information Systems Inc.	63,992	2,877
Northrim BanCorp Inc.	121,359	2,859
First Business Financial Services Inc.	45,751	2,622
Unity Bancorp Inc.	36,234	1,955
		25,658,069
Health Care (16.3%)
Eli Lilly & Co.	4,358,505	4,520,423
Johnson & Johnson	13,225,628	3,005,524
AbbVie Inc.	9,710,780	2,165,601
Merck & Co. Inc.	13,606,130	1,500,348
UnitedHealth Group Inc.	4,971,886	1,426,583
Abbott Laboratories	9,544,397	1,043,203
Amgen Inc.	2,957,943	1,011,262
Danaher Corp.	3,461,390	757,664
Medtronic plc	7,041,675	725,011
Stryker Corp.	1,887,575	697,572
McKesson Corp.	685,292	569,622
Elevance Health Inc.	1,207,104	417,344
Cencora Inc.	1,081,821	388,612
Becton Dickinson & Co.	1,584,295	322,372
Zoetis Inc.	2,434,057	303,819
Cardinal Health Inc.	1,306,897	280,826
ResMed Inc.	801,026	206,913
STERIS plc	541,424	142,178
Quest Diagnostics Inc.	614,992	115,022
West Pharmaceutical Services Inc.	396,125	91,552
Ensign Group Inc.	315,708	54,194
Chemed Corp.	77,608	33,150
National HealthCare Corp.	68,760	9,840
LeMaitre Vascular Inc.	114,935	9,766
		19,798,401
Industrials (11.6%)
Caterpillar Inc.	2,594,509	1,705,526
Honeywell International Inc.	3,484,562	792,807
Union Pacific Corp.	3,266,091	767,858
Eaton Corp. plc	2,131,885	749,187
Lockheed Martin Corp.	1,124,087	712,918
Automatic Data Processing Inc.	2,223,366	548,771
Northrop Grumman Corp.	741,344	513,203

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
General Dynamics Corp.	1,415,593	497,000
Emerson Electric Co.	3,117,936	458,212
Waste Management Inc.	2,034,452	452,137
Cummins Inc.	755,854	437,503
CSX Corp.	10,219,587	385,892
Illinois Tool Works Inc.	1,458,084	380,939
Cintas Corp.	1,873,769	358,621
L3Harris Technologies Inc.	1,034,507	354,681
Fastenal Co.	6,295,641	272,979
Rockwell Automation Inc.	615,221	259,408
WW Grainger Inc.	240,117	259,312
Republic Services Inc.	1,106,118	237,915
Comfort Systems USA Inc.	193,110	220,551
Xylem Inc.	1,335,821	184,170
Paychex Inc.	1,777,862	183,351
Dover Corp.	752,580	151,637
Hubbell Inc.	291,806	142,384
Veralto Corp.	1,362,718	134,882
Broadridge Financial Solutions Inc.	640,067	126,164
CH Robinson Worldwide Inc.	645,656	125,871
Expeditors International of Washington Inc.	735,743	118,116
RB Global Inc. (XTSE)	1,018,869	115,713
HEICO Corp. Class A	424,957	108,190
Snap-on Inc.	286,116	104,750
Pentair plc	897,922	94,614
Huntington Ingalls Industries Inc.	215,488	90,615
Lennox International Inc.	175,485	86,879
ITT Inc.	466,925	85,120
JB Hunt Transport Services Inc.	414,107	83,948
IDEX Corp.	411,017	81,607
Nordson Corp.	293,399	80,547
Lincoln Electric Holdings Inc.	301,849	80,096
Graco Inc.	909,540	79,430
Carlisle Cos. Inc.	232,734	79,337
Allegion plc	472,022	78,068
Masco Corp.	1,160,928	76,726
Watsco Inc.	191,869	74,148
HEICO Corp.	219,608	72,670
Donaldson Co. Inc.	636,733	64,909
Advanced Drainage Systems Inc.	392,609	59,692
Booz Allen Hamilton Holding Corp.	670,881	59,319
Tetra Tech Inc.	1,433,856	53,999
Owens Corning	450,553	53,994
Applied Industrial Technologies Inc.	207,223	53,963
Toro Co.	547,844	50,128
Oshkosh Corp.	347,173	49,930
A O Smith Corp.	628,201	46,166
Watts Water Technologies Inc. Class A	150,309	44,989
Ryder System Inc.	222,643	42,587
Simpson Manufacturing Co. Inc.	227,587	40,233
AGCO Corp.	340,110	38,572
Air Lease Corp.	575,883	37,219
MSA Safety Inc.	202,172	35,815
GATX Corp.	195,834	35,624
UFP Industries Inc.	320,357	33,086
Timken Co.	348,119	32,441
Matson Inc.	171,227	27,448
Mueller Water Products Inc. Class A	855,770	23,166
Franklin Electric Co. Inc.	210,002	20,920
Kadant Inc.	64,723	20,779
Brady Corp. Class A	237,875	20,569
Exponent Inc.	274,355	19,718
HNI Corp.	378,699	18,098
Griffon Corp.	215,824	17,579
Standex International Corp.	67,560	16,214
ABM Industries Inc.	340,391	15,672
McGrath RentCorp.	135,206	15,101
Hillenbrand Inc.	386,193	12,323
CSG Systems International Inc.	150,231	11,981
Alamo Group Inc.	59,297	11,581

Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Worthington Enterprises Inc.	172,454	9,583
	Insperity Inc.	198,523	8,483
	Tennant Co.	99,544	7,574
	Lindsay Corp.	59,407	7,442
	Gorman-Rupp Co.	113,746	6,198
	Apogee Enterprises Inc.	118,980	4,418
	Hyster-Yale Inc.	63,365	2,120
			14,134,086
Information Technology (25.9%)
	Broadcom Inc.	22,986,516	7,615,433
	Apple Inc.	18,238,748	4,732,590
	Microsoft Corp.	10,897,607	4,689,131
	Cisco Systems Inc.	21,645,945	1,695,310
	Lam Research Corp.	6,909,438	1,613,077
	International Business Machines Corp.	5,130,053	1,573,387
	Oracle Corp.	9,145,556	1,505,176
	Texas Instruments Inc.	4,997,113	1,077,128
	KLA Corp.	725,857	1,036,480
	Amphenol Corp. Class A	6,687,295	963,505
	Accenture plc Class A	3,400,394	896,480
	QUALCOMM Inc.	5,904,649	895,086
	Analog Devices Inc.	2,702,000	839,998
	Intuit Inc.	1,532,153	764,422
	Motorola Solutions Inc.	914,260	368,026
	TE Connectivity plc	1,618,883	360,655
	Microchip Technology Inc.	2,961,731	224,855
	Roper Technologies Inc.	590,817	219,329
	HP Inc.	5,273,493	102,517
	CDW Corp.	713,707	90,205
	Amdocs Ltd.	610,317	50,009
	Littelfuse Inc.	136,736	44,270
	Avnet Inc.	447,948	27,947
	Badger Meter Inc.	161,904	23,732
	Dolby Laboratories Inc. Class A	326,944	20,987
	Power Integrations Inc.	303,043	13,922
			31,443,657
Materials (3.2%)
	Linde plc	2,562,903	1,171,170
	Sherwin-Williams Co.	1,263,835	448,206
	Ecolab Inc.	1,399,068	394,523
	Air Products & Chemicals Inc.	1,220,929	332,703
	Nucor Corp.	1,256,011	223,218
	Vulcan Materials Co.	725,361	218,000
	PPG Industries Inc.	1,232,363	142,498
	Steel Dynamics Inc.	753,300	135,270
	Royal Gold Inc.	444,658	117,083
	Albemarle Corp.	645,817	110,196
	Reliance Inc.	286,948	94,549
	Avery Dennison Corp.	424,240	78,701
	RPM International Inc.	704,663	75,371
*	Solstice Advanced Materials Inc.	871,404	53,827
	AptarGroup Inc.	360,515	45,046
	Eastman Chemical Co.	629,399	43,630
	Balchem Corp.	177,744	30,247
	Cabot Corp.	295,882	21,360
	Silgan Holdings Inc.	480,627	20,739
	Avient Corp.	503,785	18,212
	HB Fuller Co.	297,221	17,863
	Materion Corp.	113,758	15,730
	Hawkins Inc.	114,635	14,931
	Westlake Corp.	183,954	14,591
	Quaker Chemical Corp.	75,346	11,584
	Innospec Inc.	136,510	11,155
	Worthington Steel Inc.	178,390	7,177
	Stepan Co.	119,126	6,863
			3,874,443
Utilities (2.7%)
	NextEra Energy Inc.	11,430,160	1,004,711
	Sempra	3,582,334	311,699

Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Xcel Energy Inc.	3,247,256	246,986
	Entergy Corp.	2,451,193	235,045
	Public Service Enterprise Group Inc.	2,740,026	225,669
	DTE Energy Co.	1,139,015	153,061
	Ameren Corp.	1,467,813	151,596
	Atmos Energy Corp.	861,546	143,310
	American Water Works Co. Inc.	1,071,630	138,380
	CMS Energy Corp.	1,670,258	119,407
	NiSource Inc.	2,601,106	115,203
	Alliant Energy Corp.	1,410,221	92,948
	Essential Utilities Inc.	1,553,289	60,252
	National Fuel Gas Co.	500,324	41,902
	IDACORP Inc.	296,272	39,342
	TXNM Energy Inc.	537,355	31,661
	Otter Tail Corp.	229,940	20,501
	Chesapeake Utilities Corp.	129,923	16,718
	MGE Energy Inc.	200,569	16,021
	American States Water Co.	212,369	15,494
	California Water Service Group	327,043	14,619
	H2O America	183,092	9,528
	Middlesex Water Co.	101,171	5,299
	Unitil Corp.	98,174	4,998
	York Water Co.	79,294	2,663
			3,217,013
Total Common Stocks (Cost $74,053,907)			120,815,855
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund, 3.704% (Cost $591,434)	5,914,842	591,484
Total Investments (99.9%) (Cost $74,645,341)			121,407,339
Other Assets and Liabilities—Net (0.1%)			106,221
Net Assets (100%)			121,513,560
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Dividend Appreciation Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	448	156,033	671

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	51,390	(4.480)	1,028	—
Elevance Health Inc.	8/31/2026	BANA	4,223	(4.380)	—	(351)
Goldman Sachs Group Inc.	8/31/2027	BANA	48,935	(4.480)	168	—
JPMorgan Chase & Co.	8/31/2027	BANA	171,290	(4.386)	2,697	—
Kroger Co.	2/1/2027	GSI	62,490	(3.630)	272	—
Visa Inc. Class A	8/31/2026	BANA	211,876	(3.620)	—	(4,360)
					4,165	(4,711)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At January 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $6,259 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of January 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $74,053,907)	120,815,855
Affiliated Issuers (Cost $591,434)	591,484
Total Investments in Securities	121,407,339
Investment in Vanguard	2,838
Cash	28
Cash Collateral Pledged—Futures Contracts	10,250
Cash Collateral Pledged—Over-the-Counter Swap Contracts	750
Receivables for Investment Securities Sold	38,773
Receivables for Accrued Income	125,539
Receivables for Capital Shares Issued	9,682
Unrealized Appreciation—Over-the-Counter Swap Contracts	4,165
Total Assets	121,599,364
Liabilities
Payables for Investment Securities Purchased	68,483
Payables for Capital Shares Redeemed	9,169
Payables to Vanguard	2,832
Variation Margin Payable—Futures Contracts	609
Unrealized Depreciation—Over-the-Counter Swap Contracts	4,711
Total Liabilities	85,804
Net Assets	121,513,560
At January 31, 2026, net assets consisted of:

Paid-in Capital	79,142,713
Total Distributable Earnings (Loss)	42,370,847
Net Assets	121,513,560

ETF Shares—Net Assets
Applicable to 460,176,681 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	103,085,375
Net Asset Value Per Share—ETF Shares	$224.01

Admiral™ Shares—Net Assets
Applicable to 303,134,223 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,428,185
Net Asset Value Per Share—Admiral Shares	$60.79

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Operations

Year Ended January 31, 2026
($000)
Investment Income
Income
Dividends[1]	1,943,482
Interest[2]	12,935
Securities Lending—Net	15
Total Income	1,956,432
Expenses
The Vanguard Group—Note C
Investment Advisory Services	2,256
Management and Administrative—ETF Shares	38,653
Management and Administrative—Admiral Shares	10,439
Marketing and Distribution—ETF Shares	3,278
Marketing and Distribution—Admiral Shares	769
Custodian Fees	376
Auditing Fees	33
Shareholders’ Reports and Proxy Fees—ETF Shares	2,599
Shareholders’ Reports and Proxy Fees—Admiral Shares	218
Trustees’ Fees and Expenses	67
Other Expenses	69
Total Expenses	58,757
Net Investment Income	1,897,675
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,916,656
Futures Contracts	10,324
Swap Contracts	(35,700)
Realized Net Gain (Loss)	2,891,280
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	8,903,971
Futures Contracts	(386)
Swap Contracts	(38)
Change in Unrealized Appreciation (Depreciation)	8,903,547
Net Increase (Decrease) in Net Assets Resulting from Operations	13,692,502
1	Dividends are net of foreign withholding taxes of $181.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,556, $6, and $23, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $3,465,543 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,897,675	1,739,775
Realized Net Gain (Loss)	2,891,280	2,966,914
Change in Unrealized Appreciation (Depreciation)	8,903,547	12,298,773
Net Increase (Decrease) in Net Assets Resulting from Operations	13,692,502	17,005,462
Distributions
ETF Shares	(1,611,638)	(1,471,734)
Admiral Shares	(284,573)	(269,207)
Total Distributions	(1,896,211)	(1,740,941)
Capital Share Transactions
ETF Shares	3,637,560	2,546,326
Admiral Shares	352,495	(37,347)
Net Increase (Decrease) from Capital Share Transactions	3,990,055	2,508,979
Total Increase (Decrease)	15,786,346	17,773,500
Net Assets
Beginning of Period	105,727,214	87,953,714
End of Period	121,513,560	105,727,214

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$202.26	$172.53	$156.26	$162.69	$137.11
Investment Operations
Net Investment Income[1]	3.560	3.381	3.185	2.982	2.736
Net Realized and Unrealized Gain (Loss) on Investments	21.748	29.728	16.293	(6.439)	25.504
Total from Investment Operations	25.308	33.109	19.478	(3.457)	28.240
Distributions
Dividends from Net Investment Income	(3.558)	(3.379)	(3.208)	(2.973)	(2.660)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.558)	(3.379)	(3.208)	(2.973)	(2.660)
Net Asset Value, End of Period	$224.01	$202.26	$172.53	$156.26	$162.69
Total Return	12.66%	19.34%	12.66%	-2.02%	20.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$103,085	$89,405	$73,991	$66,062	$65,589
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%[2]	0.06%[2]	0.06%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	1.72%	1.78%	1.99%	1.96%	1.74%
Portfolio Turnover Rate[3]	8%	11%	13%	12%	26%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$54.89	$46.82	$42.41	$44.15	$37.21
Investment Operations
Net Investment Income[1]	.955	.907	.856	.801	.734
Net Realized and Unrealized Gain (Loss) on Investments	5.900	8.070	4.416	(1.743)	6.920
Total from Investment Operations	6.855	8.977	5.272	(.942)	7.654
Distributions
Dividends from Net Investment Income	(.955)	(.907)	(.862)	(.798)	(.714)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.955)	(.907)	(.862)	(.798)	(.714)
Net Asset Value, End of Period	$60.79	$54.89	$46.82	$42.41	$44.15
Total Return[2]	12.63%	19.32%	12.64%	-2.02%	20.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,428	$16,322	$13,962	$12,471	$12,903
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[3]	0.08%[3]	0.08%[3]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.70%	1.77%	1.97%	1.94%	1.72%
Portfolio Turnover Rate[4]	8%	11%	13%	12%	26%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended January 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended January 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Dividend Appreciation Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2026, the fund had contributed to Vanguard capital in the amount of $2,838,000, representing less than 0.01% of the fund’s net assets and 1.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Dividend Appreciation Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	120,815,855	—	—	120,815,855
Temporary Cash Investments	591,484	—	—	591,484
Total	121,407,339	—	—	121,407,339
Derivative Financial Instruments
Assets
Futures Contracts[1]	671	—	—	671
Swap Contracts	—	4,165	—	4,165
Total	671	4,165	—	4,836
Liabilities
Swap Contracts	—	(4,711)	—	(4,711)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	3,465,109
Total Distributable Earnings (Loss)	(3,465,109)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	128,811
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	46,707,440
Capital Loss Carryforwards	(4,465,404)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	42,370,847
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	1,896,211	1,740,941
Long-Term Capital Gains	—	—
Total	1,896,211	1,740,941
*	Includes short-term capital gains, if any.

Dividend Appreciation Index Fund
As of January 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	74,699,899
Gross Unrealized Appreciation	48,297,595
Gross Unrealized Depreciation	(1,590,155)
Net Unrealized Appreciation (Depreciation)	46,707,440
F.	During the year ended January 31, 2026, the fund purchased $9,279,496,000 of investment securities and sold $9,040,226,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $10,770,856,000 and $7,385,443,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended January 31, 2026, such purchases were $1,351,783,000 and sales were $1,348,926,000, resulting in net realized loss of $177,092,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	11,071,909	54,943	8,816,447	47,080
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,434,349)	(36,800)	(6,270,121)	(33,900)
Net Increase (Decrease)—ETF Shares	3,637,560	18,143	2,546,326	13,180
Admiral Shares
Issued	2,704,097	47,722	1,897,356	37,100
Issued in Lieu of Cash Distributions	239,326	4,241	227,893	4,435
Redeemed	(2,590,928)	(46,202)	(2,162,596)	(42,360)
Net Increase (Decrease)—Admiral Shares	352,495	5,761	(37,347)	(825)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Specialized Funds and Shareholders of Vanguard Dividend Appreciation Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Dividend Appreciation Index Fund (one of the funds constituting Vanguard Specialized Funds, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 20, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 97.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $1,896,211,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025.
The fund hereby designates for the fiscal year $6,913,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Q6020 032026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Dividend Growth Fund

A majority of independent trustees of the board of Vanguard Dividend Growth Fund have renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The trustees determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The trustees considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. The trustees also noted that the portfolio manager of the fund has nearly three decades of industry experience. Wellington Management seeks to invest in companies with a history of paying a stable or growing dividend and the ability to continue increasing their dividend over the long term. Utilizing fundamental research, Wellington Management focuses on a company’s ability to create value and the ability and willingness to distribute that value to shareholders in a sustainable manner. Valuation is also an important input to the investment process, as the advisor seeks to purchase these businesses when short-term dislocations have made the share price attractive. Wellington Management has advised the fund since its inception in 1992.

The trustees concluded that Wellington Management’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The trustees considered the fund’s performance since its inception in 2017, including any periods of outperformance or underperformance of a relevant benchmark. The trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements - Dividend Appreciation Index Fund

A majority of independent trustees of the board of Vanguard Dividend Appreciation Index Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s Strategic Equity Index Management team, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: March 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: March 24, 2026

VANGUARD SPECIALIZED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: March 24, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.